Deposits - Summary of deposits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deposits [Line Items]
Deposits	₩ 422,781,045	₩ 381,512,664
Demand Deposits
Deposits [Line Items]
Deposits	160,031,759	151,177,041
Time Deposits
Deposits [Line Items]
Deposits	236,527,490	202,106,686
Certificates of deposits
Deposits [Line Items]
Deposits	10,409,701	12,059,730
Discount note deposits
Deposits [Line Items]
Deposits	7,624,787	7,614,701
CMA
Deposits [Line Items]
Deposits	4,451,561	4,950,392
Others
Deposits [Line Items]
Deposits	3,735,747	3,604,114
Domestic currency [Member] | Demand Deposits
Deposits [Line Items]
Deposits	134,283,019	128,035,326
Domestic currency [Member] | Time Deposits
Deposits [Line Items]
Deposits	202,699,097	175,191,964
Foreign currency [Member] | Demand Deposits
Deposits [Line Items]
Deposits	25,748,740	23,141,715
Foreign currency [Member] | Time Deposits
Deposits [Line Items]
Deposits	₩ 33,828,393	₩ 26,914,722